Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2022
Other Payables and Accruals [Abstract]
Schedule of other payables and accruals
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Accruals	10,372	11,804
Other payables	39,057	37,918
Payable to database suppliers	3,000	2,619
Interest payables	5,749	6,903
Total other payables and accruals	58,178	59,244
Current	58,178	59,244
Non-current	—	—